CONTRACT ACCOUNTING (Schedule of costs and estimated earnings) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractors [Abstract]
Costs and estimated earnings recognized	$ 3,663,654	$ 3,700,124	$ 4,273,057
Less: Billings or cash received	(2,817,844)	(2,324,204)	(3,064,453)
Contract Assets	$ 845,810	$ 1,375,920	$ 1,208,604